Leases - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Lease liabilities [abstract]
Cash outflow for leases	¥ 501	¥ 358	¥ 275